Management of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Management Of Capital [Abstract]
Shareholders' equity	$ 185,246	$ 130,555	$ 40,521